Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

NOTE 13 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reporting segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Prior to June 2017, the Company was solely in the business of providing home improvement ad home furnishing services but starting June 2017, the Company starts selling small home products such as sweeping robot, talking robot and other materials as well as provides advertising service to merchants. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280.

The following table presents revenue by type for the years ended December 31, 2017, 2016 and 2015, respectively.

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
Home improving and furnishing projects	$10,491,544	$5,421,288	$444,169
Products sales	3,910,921	-	-
Media advertising revenue	1,921,132	-	-
Total	$16,323,597	$5,421,288	$444,169

The following table presents cost of revenue by revenue type for the years ended December 31, 2017, 2016 and 2015, respectively.

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
Home improving and furnishing projects	$9,613,466	$4,815,257	$395,405
Sale of smart home products and materials	3,399,797	-	-
Advertising	1,896,983	-	-
Total	$14,910,246	$4,815,257	$395,405

The following table presents gross margin by revenue type for the years ended December 31, 2017, 2016 and 2015, respectively.

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
Home improving and furnishing projects	$878,078	$606,631	$48,764
Sale of smart home products and materials	511,124	-	-
Advertising	24,149	-	-
Total	$1,413,351	$606,031	$48,764

All revenue of the Company generated in years ended December 31, 2017, 2016 and 2015 were derived from Mainland China. All long-lived assets were located in China as of December 31, 2017 and 2016.